UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            | |; Amendment Number:

This Amendment (Check only one):    | | is a restatement
                                    | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Rima Management, L.L.C.

Address:    110 East 55th Street, Suite 1600
            New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Malikotsis
Title:      Vice President
Phone:      (514) 281-8082

Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY               November 2, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   102

Form 13F Information Table Value Total:   $572,037
                                         (thousands)

List of Other Included Managers:

      Form 13F File Number    Name

1.    028-11888               Senvest International L.L.C.
-----------------------       ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHR NONE
--------------                 --------------      -----       -------   -------   --- ----   ----------   -----  ----      --- ----
AEGEAN MARINE PETROLEUM NETW   SHS                Y0017S102    6,191       372,055 SH         DEFINED      1        372,055
ALLOT COMMUNICATIONS LTD       SHS                M0854Q105    5,801       970,143 SH         DEFINED      1        970,143
ALTO PALERMO S A               SPONSORED ADR      02151P107      175        16,031 SH         DEFINED      1         16,031
AMAG PHARMACEUTICALS INC       COM                00163U106    2,728       158,497 SH         DEFINED      1        158,497
AMPAL AMERN ISRAEL CORP        CL A               032015109       19        12,000 SH         DEFINED      1         12,000
APPLE INC                      COM                037833100    1,966         6,929 SH         DEFINED      1          6,929
APPLIED MATLS INC              COM                038222105    5,343       457,418 SH         DEFINED      1        457,418
ARBOR RLTY TR INC              COM                038923108    1,228       243,669 SH         DEFINED      1        243,669
ASCENT MEDIA CORP              COM SER A          043632108    4,287       160,508 SH         DEFINED      1        160,508
ASSURED GUARANTY LTD           COM                G0585R106   21,203     1,239,238 SH         DEFINED      1      1,239,238
ATP OIL & GAS CORP             COM                00208J108      341        25,000 SH         DEFINED      1         25,000
AUDIOCODES LTD                 ORD                M15342104   13,701     3,513,063 SH         DEFINED      1      3,513,063
AUTHENTEC INC                  COM                052660107    1,546       937,083 SH         DEFINED      1        937,083
AXCELIS TECHNOLOGIES INC       COM                054540109      572       296,500 SH         DEFINED      1        296,500
BALTIC TRADING LIMITED         COM                Y0553W103      569        51,656 SH         DEFINED      1         51,656
BANK OF AMERICA CORPORATION    COM                060505104      524        40,000 SH         DEFINED      1         40,000
BBVA BANCO FRANCES S A         SPONSORED ADR      07329M100    1,099       111,038 SH         DEFINED      1        111,038
BLACKSTONE GROUP L P           COM UNIT LTD       09253U108      717        56,500 SH         DEFINED      1         56,500
BROOKFIELD HOMES CORP          COM                112723101    1,681       205,271 SH         DEFINED      1        205,271
BROOKS AUTOMATION INC          COM                114340102       67        10,000 SH         DEFINED      1         10,000
CARDIOME PHARMA CORP           COM NEW            14159U202    5,584       915,429 SH         DEFINED      1        915,429
CASUAL MALE RETAIL GRP INC     COM NEW            148711302    1,334       326,992 SH         DEFINED      1        326,992
CEVA INC                       COM                157210105    7,580       530,047 SH         DEFINED      1        530,047
CITIGROUP INC                  COM                172967101    2,464       630,100 SH         DEFINED      1        630,100
CLARIENT INC                   COM                180489106      550       162,848 SH         DEFINED      1        162,848
COLONY FINL INC                COM                19624R106      375        20,300 SH         DEFINED      1         20,300
CRESUD S A C I F Y A           SPONSORED ADR      226406106      701        43,719 SH         DEFINED      1         43,719
CYPRESS BIOSCIENCES INC        COM PAR $ 0.02     232674507       67        17,321 SH         DEFINED      1         17,321
DG FASTCHANNEL INC             COM                23326R109    4,530       208,285 SH         DEFINED      1        208,285
DORAL FINL CORP                COM NEW            25811P886    3,050     1,837,304 SH         DEFINED      1      1,837,304
EMPIRE RESORTS INC             NOTE  8.000% 7/3   292052AB3      422       500,000 PRN        DEFINED      1        500,000
FIRST INDUSTRIAL REALTY TRUS   COM                32054K103      466        91,925 SH         DEFINED      1         91,925
FORESTAR GROUP INC             COM                346233109    1,261        73,949 SH         DEFINED      1         73,949
GASTAR EXPL LTD                COM NEW            367299203    6,574     1,635,252 SH         DEFINED      1      1,635,252
GENCO SHIPPING & TRADING LTD   SHS                Y2685T107    2,401       150,634 SH         DEFINED      1        150,634
GENERAL MARITIME CORP NEW      SHS                Y2693R101    2,716       553,170 SH         DEFINED      1        553,170
GENWORTH FINL INC              COM CL A           37247D106   75,556     6,182,992 SH         DEFINED      1      6,182,992
GOOGLE INC                     CL A               38259P508    3,102         5,900 SH         DEFINED      1          5,900
ICO GLOBAL COMM HLDGS LTD DE   CL A               44930K108      105        64,069 SH         DEFINED      1         64,069
IMMERSION CORP                 COM                452521107    2,293       387,999 SH         DEFINED      1        387,999
INVESCO MORTGAGE CAPITAL INC   COM                46131B100   18,070       839,703 SH         DEFINED      1        839,703
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT     450047204    6,592       445,676 SH         DEFINED      1        445,676
ISTAR FINL INC                 COM                45031U101    2,770       905,067 SH         DEFINED      1        905,067
LAS VEGAS SANDS CORP           COM                517834107    2,499        71,700 SH         DEFINED      1         71,700
LIGAND PHARMACEUTICALS INC     CL B               53220K207       78        49,509 SH         DEFINED      1         49,509
LINCOLN NATL CORP IND          COM                534187109      502        21,000 SH         DEFINED      1         21,000
LTX-CREDENCE CORP              COM                502403108      209       100,000 SH         DEFINED      1        100,000
MADISON SQUARE GARDEN INC      CL A               55826P100      818        38,800 SH         DEFINED      1         38,800
MEDIAMIND TECHNOLOGIES INC     COM                58449C100    3,393       245,848 SH         DEFINED      1        245,848
MELLANOX TECHNOLOGIES LTD      SHS                M51363113    5,496       279,813 SH         DEFINED      1        279,813
MGIC INVT CORP WIS             COM                552848103      105        11,375 SH         DEFINED      1         11,375
MICRON TECHNOLOGY INC          COM                595112103    1,082       150,000 SH         DEFINED      1        150,000
MKS INSTRUMENT INC             COM                55306N104      619        34,413 SH         DEFINED      1         34,413
MOSYS INC                      COM                619718109      215        44,100 SH         DEFINED      1         44,100
MULTIBAND CORP                 COM NEW            62544X209       34        19,000 SH         DEFINED      1         19,000
NEUROMETRIX INC                COM                641255104        6        10,276 SH         DEFINED      1         10,276
NEWCASTLE INVT CORP            COM                65105M108    6,615     2,133,849 SH         DEFINED      1      2,133,849
NII HLDGS INC                  CL B NEW           62913F201   18,204       442,910 SH         DEFINED      1        442,910
NOVA MEASURING INSTRUMENTS L   COM                M7516K103    6,556     1,111,119 SH         DEFINED      1      1,111,119
NOVELL INC                     COM                670006105    7,497     1,255,800 SH         DEFINED      1      1,255,800
NYSE EURONEXT                  COM                629491101    3,978       139,220 SH         DEFINED      1        139,220
ODYSSEY MARINE EXPLORATION I   COM                676118102      268       146,510 SH         DEFINED      1        146,510
ONYX PHARMACEUTICALS INC       COM                683399109   12,735       482,745 SH         DEFINED      1        482,745
ORBOTECH LTD                   ORD                M75253100    2,244       225,069 SH         DEFINED      1        225,069
PALOMAR MED TECHNOLOGIES INC   COM NEW            697529303    1,514       146,566 SH         DEFINED      1        146,566
PC-TEL INC                     COM                69325Q105    1,935       315,173 SH         DEFINED      1        315,173
PENNYMAC MTG INVT TR           COM                70931T103    4,946       276,493 SH         DEFINED      1        276,493
PERICOM SEMICONDUCTOR CORP     COM                713831105      168        19,300 SH         DEFINED      1         19,300
PMI GROUP INC                  COM                69344M101   14,960     4,076,313 SH         DEFINED      1      4,076,313
POPULAR INC                    COM                733174106    1,092       376,466 SH         DEFINED      1        376,466
QUIKSILVER INC                 COM                74838C106    7,839     2,004,837 SH         DEFINED      1      2,004,837
RADIAN GROUP INC               COM                750236101   67,773     8,666,652 SH         DEFINED      1      8,666,652
RADWARE LTD                    ORD                M81873107   64,845     1,887,223 SH         DEFINED      1      1,887,223
RAM ENERGY RESOURCES INC       COM                75130P109    2,075     1,338,950 SH         DEFINED      1      1,338,950
RAMTRON INTL CORP              COM NEW            751907304      531       143,631 SH         DEFINED      1        143,631
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H     780097879    2,164        91,613 SH         DEFINED      1         91,613
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F         780097804    1,098        45,847 SH         DEFINED      1         45,847
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S      780097739    1,110        70,258 SH         DEFINED      1         70,258
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M      780097796      371        23,948 SH         DEFINED      1         23,948
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q     780097754      373        23,003 SH         DEFINED      1         23,003
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N     780097770      516        33,284 SH         DEFINED      1         33,284
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T      780097713   32,798     1,952,857 SH         DEFINED      1      1,952,857
RUDOLPH TECHNOLOGIES INC       COM                781270103      971       116,796 SH         DEFINED      1        116,796
SANDISK CORP                   COM                80004C101   19,378       528,725 SH         DEFINED      1        528,725
SILICON IMAGE INC              COM                82705T102    1,494       312,615 SH         DEFINED      1        312,615
STANDARD PAC CORP NEW          COM                85375C101       60        15,000 SH         DEFINED      1         15,000
SUPERTEX INC                   COM                868532102   19,214       868,623 SH         DEFINED      1        868,623
SYNERON MEDICAL LTD            ORD SHS            M87245102       99        10,000 SH         DEFINED      1         10,000
SYNTROLEUM CORP                COM                871630109       19        10,400 SH         DEFINED      1         10,400
TERRESTAR CORP                 COM                881451108      221       636,038 SH         DEFINED      1        636,038
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209    1,952        37,000 SH         DEFINED      1         37,000
TOWER SEMICONDUCTOR LTD        ORD                M87915100      338       250,000 SH         DEFINED      1        250,000
TREE COM INC                   COM                894675107    1,894       289,571 SH         DEFINED      1        289,571
TRINA SOLAR LIMITED            SPON ADR           89628E104      453        15,000 SH         DEFINED      1         15,000
TWO HBRS INVT CORP             COM                90187B101    9,706     1,076,060 SH         DEFINED      1      1,076,060
U S AIRWAYS GROUP INC          COM                90341W108      749        81,000 SH         DEFINED      1         81,000
UAL CORP                       COM NEW            902549807      237        10,000 SH         DEFINED      1         10,000
VICOR CORP                     COM                925815102    3,331       227,969 SH         DEFINED      1        227,969
VIRTUS INVT PARTNERS INC       COM                92828Q109   11,407       376,971 SH         DEFINED      1        376,971
VOLTAIRE LTD                   ORD SHS            M97613109    1,231       199,826 SH         DEFINED      1        199,826
WILLBROS GROUP INC DEL         COM                969203108       92        10,000 SH         DEFINED      1         10,000
ZORAN CORP                     COM                98975F101    1,610       210,726 SH         DEFINED      1        210,726